Annual
Report

DECEMBER 31, 1999

TEMPLETON GLOBAL
OPPORTUNITIES TRUST

[FRANKLIN TEMPLETON LOGO]

[PHOTO OF MARK R. BEVERIDGE]

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Global Opportunities Trust

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

CONTENTS

Shareholder Letter ........................................................    1

Performance Summary .......................................................    7

Financial Highlights & Statement of Investments ...........................   11

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   22

Independent Auditors' Report ..............................................   26

Change in Independent Auditor .............................................   27

Tax Designation ...........................................................   28


[PYRAMID CHART GRAPHIC]


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this annual report of Templeton Global Opportunities Trust covering the 12 months ended December 31, 1999. During the reporting period, the U.S. economy continued to surge ahead, many Asian economies recovered, and Europe experienced renewed economic growth. Many Latin American and other emerging market economies also performed well as currency problems receded in those countries.

In this environment of generally advancing global equity markets, Templeton Global Opportunities Trust -- Class A posted a 27.17% one-year cumulative total return, as shown in the Performance Summary on page 7. The Fund's benchmark index, the Morgan Stanley

You will find a complete listing of portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.

[GEOGRAPHIC DISTRIBUTION PIE CHART GRAPHIC]
Based on Total Net Assets
12/31/99

Europe                                       45.0%
North America                                21.7%
Asia                                         16.0%
Latin America                                 9.6%
Australia/New Zealand                         3.7%
Short-Term Investments & Other Net Assets     4.0%

Capital International All Country (MSCI AC) World Free Index, posted a cumulative total return of 26.82% for the same period.(1)

As the U.S. economy continued to expand and U.S. stock markets soared to record highs, the Federal Reserve Board (the Fed), concerned about a tight job market, rising oil prices, and potential inflation, raised interest rates three times. The very high valuations of domestic equity markets made it difficult to find, what we consider bargain-priced U.S. stocks, and we remained underweighted in U.S. stocks versus the MSCI AC World Free Index. To illustrate how rapidly U.S. stock prices climbed during the reporting period, in the 12 months under review, two of our U.S. holdings, communication equipment manufacturers, Motorola Inc. and Lucent Technologies Inc., rose 141% and 37%, respectively.(2)

Although economic growth in Europe was slower than many investors expected during the first part of the fiscal year, it picked up during the latter half as problems with the euro began to be resolved and improvement in Asian economies benefited European exports. Consolidation across many industries characterized European economies, and the U.K. and Scandinavia, in particular, experienced strong rebounds. Scandinavian and German bank mergers, the union of two French oil giants Total Fina SA and Societe Elf Aquitaine SA exemplifies this trend.

1. Source: Standard & Poor's Micropal. The unmanaged MSCI All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Please remember that other securities held by the Fund in this market, and securities held in other markets mentioned in this report, may not have experienced such positive returns and, in fact, some securities probably lost value during the reporting period.

Fueled by this economic activity, many European share prices rose, prompting the U.K. Central Bank and the European Central Bank to raise interest rates because of concerns about inflation. However, in our opinion, the probability of further E.U. interest-rate increases appeared muted at the end of the reporting period, resulting in a weaker euro versus the dollar and the yen. Continuing to believe in the European market's upward potential, we remained overweight in Europe vs. the MSCI AC World Free Index. European holdings that performed well included Dutch-based Koninklijke Philips Electronics NV and Spanish telecommunications company, Telefonica SA, which rose 87% and 100%, respectively.

Many Asian markets, especially Japan, demonstrated renewed vigor in 1999. Because prior low prices of Asian equities had represented, what we believed to be, an attractive value investing opportunity for the Fund, we were overweight in Hong Kong versus the MSCI AC World Free Index. Korean and Hong Kong markets performed exceptionally well during the reporting period, and our holdings in Korea Telecom Corp. and Smartone Telecommunications Holdings Ltd. rose significantly.

Despite improvements in the Japanese markets, we remained underweight in Japan, relative to the MSCI AC World Free Index. In our opinion, many Japanese companies were persistently highly priced as compared to companies elsewhere in the world. During the reporting period a number of Japanese companies' share prices rose significantly, based on that nation's anticipated economic improvement. However, we believe that


TOP 10 COUNTRIES (EQUITY)
12/31/99

                    % OF TOTAL
  COUNTRY           NET ASSETS
------------------------------
  U.S.                   17.3%

  Japan                   9.1%

  U.K.                    8.8%

  Spain                   7.0%

  Brazil                  6.1%

  Netherlands             5.8%

  Sweden                  4.7%

  Finland                 4.0%

  Italy                   3.6%

  Hong Kong*              3.4%

  France                  3.1%

*Hong Kong reverted to sovereignty of China on July 1, 1997.

TOP 10 INDUSTRIES (EQUITY)
12/31/99

                         % OF TOTAL
  INDUSTRY               NET ASSETS
-----------------------------------
  Telecommunications          19.8%

  Insurance                    9.0%

  Banking                      7.3%

  Electrical & Electronics     7.2%

  Utilities Electrical & Gas   6.0%

  Financial Services           4.7%

  Chemicals                    4.1%

  Health & Personal Care       3.2%

  Machinery & Engineering      3.0%

  Electronic Components
  & Instruments                3.0%


for an economic recovery to take place, Japan would first have to resolve major problems. First, Japan suffers from chronic over-capacity in many industries, which could force companies to lower prices, thereby hurting their profitability. Second, Japan's uncertain employment situation has resulted in a very low rate of consumer spending. Some economists speculate that an effort on the part of the Japanese government to "monetize" the economy, essentially print currency to stimulate spending, would improve the country's outlook. But if Japan does monetize, it could lead to higher prices. So far, the government's efforts to reinvigorate the economy through capital projects have failed, leaving a higher debt burden in their wake. Nor has the policy of lowering interest rates to add liquidity been effective.

Latin America's economic upswing following Brazil's currency devaluation early in 1999 continued through the end of the reporting period. Rising global commodity prices, and the benefit Mexico received from U.S. economic growth contributed to increased investor confidence in the region. As a result, the Fund's investments in Mexican telephone company Telefonos de Mexico SA (Telmex) and Brazilian telecommunications company Telecomunicacoes Brasileiras SA (Telebras) posted significant gains over the past 12 months.

Looking forward, we will continue our efforts to provide the Fund's shareholders with long-term capital growth by searching for stocks whose prices, we believe, are low in relation to our analysis of their long-term earnings potential. In our opinion, many U.S. stocks are currently overpriced relative to our analysis of their value, and, therefore, we may probably remain underweighted in that region relative to the MSCI AC World Free Index. However, we are currently optimistic about the potential for European equities. We also anticipate rising global demand for raw materials to benefit the markets of Latin American countries exporting oil and copper. Of course, an oversupply of grain, a key export for Brazil and Argentina, remains a dark spot on the horizon, and if the U.S. raises interest rates in an attempt to fight inflation, Latin American economies could suffer serious adverse consequences. We believe Asian economies will have to grow even more than they have if the region's equity markets are to retain their luster, and we would not be surprised to see some setbacks in the region in the near future.

There are, of course, special risks involved with investing related to currency, economic, social, political, and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Mexican


TOP 10 EQUITY HOLDINGS
12/31/99

  COMPANY                          % OF TOTAL
  INDUSTRY, COUNTRY                NET ASSETS
---------------------------------------------
  Nokia Corp                             3.3%
  Telecommunications, Finland

  Amadeus Global Travel
  Distribution SA, 144A                  2.6%
  Leisure & Tourism, Spain

  Korea Telecom Corp., ADR               2.5%
  Telecommunications,
  South Korea

  Telecomunicacoes
  Brasileiras SA (Telebras), ADR         2.3%
  Telecommunications, Brazil

  Koninklijke Philips
  Electronics NV                         2.2%
  Electrical & Electronics,
  Netherlands

  Sony Corp.                             2.1%
  Appliances & Household
  Durables, Japan

  Intel Corp.                            2.1%
  Electronic Components &
  Instruments, U.S.

  American International
  Group Inc.                             2.0%
  Insurance, United States

  Telefonos de Mexico SA
  (Telmex), L, ADR                       1.9%
  Telecommunications, Mexico

  Foreningssparbanken AB, A              1.8%
  Banking, Sweden

equity market has increased 4,121.31% in the last 15 years, but has suffered 8 declines of more than 15% during that time.(3) These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for the trust you have placed in us, welcome your comments, and look forward to helping you meet your investment objectives in the new millennium.

Sincerely,

/s/  R. Beveridge

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Global Opportunities Trust


MARK R. BEVERIDGE, CFA, CIC

Mark Beveridge joined the Templeton organization in 1985 with initial responsibilities for quantitative analysis and performance measurement. Prior to joining Templeton, he was a principal with a financial accounting software firm based in Miami, Florida. Mr. Beveridge has a bachelor of business administration degree with emphasis in finance from the University of Miami. Additionally, he is a Chartered Financial Analyst (CFA), Chartered Investment Counselor (CIC) and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts.

This discussion reflects our views, opinions, and portfolio holdings as of December 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


(3). Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends.

ONE-YEAR PERFORMANCE SUMMARY
AS OF 12/31/99

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return              27.17%
Net Asset Value (NAV)              (12/31/99) $17.12          (12/31/98) $14.63
Change in NAV                      +$2.49
Distributions (1/1/99-12/31/99)    Dividend Income            $0.3396
                                   Short-Term Capital Gain    $0.0530
                                   Long-Term Capital Gain     $0.8981
                                   ----------------------------------
                                   Total                      $1.2907

CLASS B
One-Year Total Return              26.31%
Net Asset Value (NAV)              (12/31/99) $17.04           (1/1/99) $14.63
Change in NAV                      +$2.41
Distributions (1/1/99-12/31/99)    Dividend Income            $0.2997
                                   Short-Term Capital Gain    $0.0530
                                   Long-Term Capital Gain     $0.8981
                                   ----------------------------------
                                   Total                      $1.2508


CLASS C
One-Year Total Return              26.28%
Net Asset Value (NAV)              (12/31/99) $16.96        (12/31/98) $14.50
Change in NAV                       +$2.46
Distributions (1/1/99-12/31/99)    Dividend Income           $0.2161
                                   Short-Term Capital Gain   $0.0530
                                   Long-Term Capital Gain    $0.8981
                                   ---------------------------------
                                   Total                     $1.1672


CLASS A (FORMERLY CLASS I): Subject to the current, maximum 5.75% initial sales charge. Prior to January 1, 1992, fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (FORMERLY CLASS II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


Templeton Global Opportunities Trust paid distributions derived from long-term capital gains totaling 89.81 cents ($0.8981) per share in March and December 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

             Past performance does not guarantee future results.              7

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the sales charges.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99

                                                                      INCEPTION
CLASS A                                   1-YEAR       5-YEAR         (2/28/90)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  27.17%       102.76%       251.17%

Average Annual Total Return(2)              19.88%        13.83%        12.94%

Value of $10,000 Investment(3)         $   11,988    $   19,114     $   33,109

                              12/31/95     12/31/96    12/31/97    12/31/98    12/31/99
---------------------------------------------------------------------------------------
One-Year Total Return(4)        12.87%      24.19%      14.53%      -0.61%      27.17%

                                                                      INCEPTION
CLASS B                                             1-YEAR            (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            26.31%           26.31%

Average Annual Total Return(2)                        22.31%           22.31%

Value of $10,000 Investment(3)                   $   12,231       $   12,231

                                                                      12/31/99
--------------------------------------------------------------------------------
One-Year Total Return(4)                                               26.31%

                                                                      INCEPTION
CLASS C                                    1-YEAR       3-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 26.28%         41.78%         87.77%

Average Annual Total Return(2)             24.00%         11.96%         14.20%

Value of $10,000 Investment(3)         $  12,400       $ 14,033       $ 18,595


                                        12/31/96   12/31/97  12/31/98  12/31/99
--------------------------------------------------------------------------------
One-Year Total Return(4)                 23.28%      13.74%   -1.29%    26.28%

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

8             Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT


Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.



The MSCI All Country (AC) World Free Index represents the stock markets of 48 developed and emerging countries, including the U.S., Germany, Mexico, Indonesia, Thailand and Japan.


AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   19.88%

5-Year                                                                   13.83%

Since Inception (2/28/90)                                                12.94%

                          CLASS A (2/28/90 - 12/31/99)
                                  [LINE CHART]

This graph compares the performance of Templeton Global Opportunities Trust - Class A, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index* and the CPI* from 2/28/90-12/31/99.

               TEMPLETON                        MSCI                              MSCI
                 GLOBAL     MSCI AC              AC                                AC      CONSUMER
              OPPORTUNITIES  WORLD              WORLD   CONSUMER                 WORLD      PRICE
                  TRUST -     FREE   INFLATION  FREE     PRICE                    FREE      INDEX
                  CLASS A    INDEX     (CPI)    INDEX    INDEX                    $GT        NSA
02/28/90           $9,428   $10,000   $10,000
     Mar-90        $9,418    $9,383   $10,056  -6.17%     0.56%       Mar 90      -6.17      0.55
     Apr-90        $9,168    $9,265   $10,072  -1.26%     0.16%       Apr 90      -1.25      0.16
     May-90        $9,940   $10,233   $10,096  10.45%     0.23%       May 90      10.45      0.23
     Jun-90        $9,930   $10,164   $10,150  -0.67%     0.54%       Jun 90      -0.67      0.54
     Jul-90       $10,261   $10,268   $10,189   1.02%     0.38%       Jul 90       1.02      0.38
     Aug-90        $9,278    $9,302   $10,282  -9.40%     0.92%       Aug 90      -9.40      0.92
     Sep-90        $8,395    $8,330   $10,369 -10.45%     0.84%       Sep 90     -10.45      0.84
     Oct-90        $8,385    $9,097   $10,431   9.20%     0.60%       Oct 90       9.20      0.60
     Nov-90        $8,646    $8,945   $10,454  -1.68%     0.22%       Nov 90      -1.68      0.22
     Dec-90        $8,646    $9,137   $10,454   2.16%     0.00%       Dec 90       2.16      0.00
     Jan-91        $9,101    $9,475   $10,517   3.70%     0.60%       Jan 91       3.70      0.60
     Feb-91        $9,878   $10,367   $10,532   9.40%     0.15%       Feb 91       9.40      0.15
     Mar-91        $9,930   $10,077   $10,548  -2.79%     0.15%       Mar 91      -2.79      0.15
     Apr-91       $10,189   $10,162   $10,563   0.84%     0.15%       Apr 91       0.84      0.15
     May-91       $10,666   $10,405   $10,594   2.39%     0.29%       May 91       2.39      0.30
     Jun-91       $10,117    $9,771   $10,626  -6.10%     0.30%       Jun 91      -6.10      0.29
     Jul-91       $10,957   $10,236   $10,642   4.76%     0.15%       Jul 91       4.76      0.15
     Aug-91       $11,092   $10,216   $10,672  -0.20%     0.29%       Aug 91      -0.20      0.29
     Sep-91       $11,206   $10,476   $10,720   2.55%     0.45%       Sep 91       2.55      0.44
     Oct-91       $11,372   $10,658   $10,735   1.74%     0.14%       Oct 91       1.74      0.15
     Nov-91       $10,947   $10,200   $10,766  -4.30%     0.29%       Nov 91      -4.30      0.29
     Dec-91       $11,526   $10,957   $10,775   7.43%     0.08%       Dec 91       7.43      0.07
     Jan-92       $11,663   $10,793   $10,790  -1.49%     0.14%       Jan 92      -1.49      0.15
     Feb-92       $12,158   $10,630   $10,829  -1.51%     0.36%       Feb 92      -1.51      0.36
     Mar-92       $12,069   $10,157   $10,884  -4.45%     0.50%       Mar 92      -4.45      0.51
     Apr-92       $12,368   $10,293   $10,899   1.34%     0.14%       Apr 92       1.34      0.14
     May-92       $12,933   $10,688   $10,915   3.83%     0.14%       May 92       3.83      0.14
     Jun-92       $12,560   $10,307   $10,954  -3.57%     0.36%       Jun 92      -3.57      0.36
     Jul-92       $12,421   $10,339   $10,978   0.32%     0.22%       Jul 92       0.32      0.21
     Aug-92       $12,079   $10,571   $11,009   2.24%     0.28%       Aug 92       2.24      0.28
     Sep-92       $11,898   $10,481   $11,039  -0.85%     0.28%       Sep 92      -0.85      0.28
     Oct-92       $11,845   $10,225   $11,079  -2.45%     0.36%       Oct 92      -2.45      0.35
     Nov-92       $12,058   $10,395   $11,094   1.66%     0.14%       Nov 92       1.66      0.14
     Dec-92       $12,316   $10,493   $11,087   0.95%    -0.06%       Dec 92       0.95     -0.07
     Jan-93       $12,625   $10,530   $11,142   0.35%     0.49%       Jan 93       0.35      0.49
     Feb-93       $12,957   $10,778   $11,181   2.35%     0.35%       Feb 93       2.35      0.35
     Mar-93       $13,404   $11,398   $11,220   5.75%     0.35%       Mar 93       5.75      0.35
     Apr-93       $13,771   $11,915   $11,251   4.54%     0.27%       Apr 93       4.54      0.28
     May-93       $14,023   $12,195   $11,267   2.35%     0.14%       May 93       2.35      0.14
     Jun-93       $13,920   $12,116   $11,282  -0.65%     0.14%       Jun 93      -0.65      0.14
     Jul-93       $14,344   $12,367   $11,282   2.07%     0.00%       Jul 93       2.07      0.00
     Aug-93       $15,455   $12,954   $11,313   4.74%     0.28%       Aug 93       4.74      0.28
     Sep-93       $15,420   $12,736   $11,336  -1.68%     0.20%       Sep 93      -1.68      0.21
     Oct-93       $16,360   $13,114   $11,384   2.96%     0.42%       Oct 93       2.96      0.41
     Nov-93       $15,753   $12,432   $11,392  -5.20%     0.07%       Nov 93      -5.20      0.07
     Dec-93       $17,011   $13,104   $11,391   5.41%     0.00%       Dec 93       5.41      0.00
     Jan-94       $17,952   $13,973   $11,423   6.63%     0.28%       Jan 94       6.63      0.27
     Feb-94       $17,353   $13,771   $11,463  -1.45%     0.35%       Feb 94      -1.45      0.34
     Mar-94       $16,274   $13,153   $11,502  -4.49%     0.34%       Mar 94      -4.49      0.34
     Apr-94       $16,478   $13,510   $11,517   2.72%     0.13%       Apr 94       2.72      0.14
     May-94       $16,593   $13,590   $11,524   0.59%     0.06%       May 94       0.59      0.07
     Jun-94       $16,005   $13,524   $11,563  -0.49%     0.34%       Jun 94      -0.49      0.34
     Jul-94       $16,810   $13,823   $11,594   2.21%     0.27%       Jul 94       2.21      0.27
     Aug-94       $17,462   $14,316   $11,642   3.56%     0.41%       Aug 94       3.56      0.40
     Sep-94       $17,386   $13,980   $11,673  -2.35%     0.26%       Sep 94      -2.35      0.27
     Oct-94       $17,373   $14,338   $11,681   2.56%     0.07%       Oct 94       2.56      0.07
     Nov-94       $16,580   $13,715   $11,697  -4.34%     0.13%       Nov 94      -4.34      0.13
     Dec-94       $16,329   $13,763   $11,697   0.35%     0.00%       Dec 94       0.35      0.00
     Jan-95       $15,888   $13,483   $11,743  -2.03%     0.39%       Jan 95      -2.03      0.40
     Feb-95       $16,315   $13,627   $11,790   1.07%     0.40%       Feb 95       1.07      0.40
     Mar-95       $16,399   $14,251   $11,829   4.58%     0.33%       Mar 95       4.58      0.33
     Apr-95       $17,053   $14,769   $11,868   3.64%     0.33%       Apr 95       3.64      0.33
     May-95       $17,706   $14,933   $11,891   1.10%     0.20%       May 95       1.10      0.20
     Jun-95       $18,165   $14,936   $11,915   0.02%     0.20%       Jun 95       0.02      0.20
     Jul-95       $18,930   $15,658   $11,914   4.84%     0.00%       Jul 95       4.84      0.00
     Aug-95       $18,430   $15,316   $11,946  -2.19%     0.27%       Aug 95      -2.19      0.26
     Sep-95       $18,916   $15,737   $11,969   2.75%     0.19%       Sep 95       2.75      0.20
     Oct-95       $18,054   $15,474   $12,008  -1.67%     0.33%       Oct 95      -1.67      0.33
     Nov-95       $18,193   $15,961   $12,000   3.15%    -0.07%       Nov 95       3.15     -0.07
     Dec-95       $18,415   $16,441   $11,992   3.01%    -0.07%       Dec 95       3.01     -0.07
     Jan-96       $19,352   $16,807   $12,062   2.22%     0.59%       Jan 96       2.22      0.59
     Feb-96       $19,649   $16,877   $12,101   0.42%     0.32%       Feb 96       0.42      0.32
     Mar-96       $19,872   $17,137   $12,164   1.54%     0.52%       Mar 96       1.54      0.52
     Apr-96       $20,588   $17,555   $12,211   2.44%     0.38%       Apr 96       2.44      0.39
     May-96       $20,871   $17,573   $12,234   0.10%     0.19%       May 96       0.10      0.19
     Jun-96       $20,692   $17,670   $12,242   0.55%     0.06%       Jun 96       0.55      0.06
     Jul-96       $19,678   $17,010   $12,265  -3.73%     0.19%       Jul 96      -3.73      0.19
     Aug-96       $20,379   $17,219   $12,289   1.23%     0.19%       Aug 96       1.23      0.19
     Sep-96       $20,990   $17,855   $12,328   3.69%     0.32%       Sep 96       3.69      0.32
     Oct-96       $21,303   $17,927   $12,367   0.40%     0.32%       Oct 96       0.40      0.32
     Nov-96       $22,541   $18,885   $12,390   5.35%     0.19%       Nov 96       5.35      0.19
     Dec-96       $22,870   $18,611   $12,390  -1.45%     0.00%       Dec 96      -1.45      0.00
     Jan-97       $23,824   $18,924   $12,429   1.68%     0.31%       Jan 97       1.68      0.32
     Feb-97       $24,186   $19,182   $12,466   1.36%     0.30%       Feb 97       1.36      0.31
     Mar-97       $24,058   $18,798   $12,497  -2.00%     0.25%       Mar 97      -2.00      0.25
     Apr-97       $24,506   $19,402   $12,512   3.21%     0.12%       Apr 97       3.21      0.12
     May-97       $25,960   $20,559   $12,505   5.97%    -0.06%       May 97       5.97     -0.06
     Jun-97       $26,904   $21,611   $12,520   5.12%     0.12%       Jun 97       5.12      0.12
     Jul-97       $28,182   $22,589   $12,535   4.52%     0.12%       Jul 97       4.52      0.12
     Aug-97       $26,952   $21,004   $12,559  -7.02%     0.19%       Aug 97      -7.02      0.19
     Sep-97       $28,982   $22,124   $12,590   5.33%     0.25%       Sep 97       5.33      0.25
     Oct-97       $26,664   $20,807   $12,622  -5.95%     0.25%       Oct 97      -5.95      0.25
     Nov-97       $26,328   $21,125   $12,614   1.53%    -0.06%       Nov 97       1.53     -0.06
     Dec-97       $26,194   $21,402   $12,599   1.31%    -0.12%       Dec 97       1.31     -0.12
     Jan-98       $25,544   $21,873   $12,622   2.20%     0.18%       Jan 98       2.20      0.19
     Feb-98       $26,895   $23,370   $12,647   6.84%     0.20%       Feb 98       6.84      0.19
     Mar-98       $28,198   $24,367   $12,672   4.27%     0.20%       Mar 98       4.27      0.19
     Apr-98       $28,511   $24,595   $12,695   0.94%     0.18%       Apr 98       0.94      0.18
     May-98       $27,535   $24,129   $12,718  -1.90%     0.18%       May 98      -1.90      0.18
     Jun-98       $27,379   $24,563   $12,733   1.80%     0.12%       Jun 98       1.80      0.12
     Jul-98       $27,710   $24,571   $12,748   0.03%     0.12%       Jul 98       0.03      0.12
     Aug-98       $23,283   $21,129   $12,764 -14.01%     0.12%       Aug 98     -14.01      0.12
     Sep-98       $23,091   $21,549   $12,779   1.99%     0.12%       Sep 98       1.99      0.12
     Oct-98       $24,555   $23,517   $12,810   9.13%     0.24%       Oct 98       9.13      0.24
     Nov-98       $25,862   $24,945   $12,810   6.07%     0.00%       Nov 98       6.07      0.00
     Dec-98       $26,035   $26,104   $12,802   4.64%    -0.06%       Dec 98       4.64     -0.06
     Jan-99       $25,857   $26,637   $12,833   2.04%     0.24%       Jan 99       2.04      0.24
     Feb-99       $25,181   $25,968   $12,846  -2.51%     0.10%       Feb 99      -2.51      0.12
     Mar-99       $26,873   $27,136   $12,885   4.50%     0.30%       Mar 99       4.50      0.30
     Apr-99       $28,748   $28,308   $12,979   4.32%     0.73%       Apr 99       4.32      0.73
     May-99       $27,516   $27,308   $12,979  -3.53%     0.00%       May 99      -3.53      0.00
     Jun-99       $28,748   $28,667   $12,979   4.98%     0.00%       Jun 99       4.98      0.00
     Jul-99       $28,417   $28,550   $13,018  -0.41%     0.30%       Jul 99      -0.41      0.30
     Aug-99       $28,104   $28,516   $13,049  -0.12%     0.24%       Aug 99      -0.12      0.24
     Sep-99       $27,626   $28,208   $13,111  -1.08%     0.48%       Sep 99      -1.08      0.48
     Oct-99       $28,435   $29,637   $13,135   5.06%     0.18%       Oct 99       5.06      0.18
     Nov-99       $30,163   $30,558   $13,143   3.11%     0.06%       Nov 99       3.11      0.06
     DEC-99       $33,109   $33,104   $13,143   8.33%     0.00%       Dec 99       8.33      0.00



Past performance does not guarantee future results.                           9

AVERAGE ANNUAL TOTAL RETURN
12/31/99

                           CLASS B (1/99 - 12/31/99)
                                  [LINE CHART]

This graph compares the performance of Templeton Global Opportunities Trust - Class B, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index* and the CPI* from 1/1/99-12/31/99.

                TEMPLETON GLOBAL    MSCI AC                   MSCI AC
                  OPPORTUNITIES    WORLD FREE   INFLATION    WORLD FREE      CPI
                 TRUST - CLASS B     INDEX        (CPI)        INDEX        INDEX
     01/01/1999      10000           $10,000      $10,000
         Jan-99      $ 9,925         $10,178      $10,021       1.78%        0.21%
         Feb-99      $ 9,658          $9,922      $10,031      -2.51%        0.10%
         Mar-99      $10,301         $10,368      $10,062       4.50%        0.30%
         Apr-99      $11,014         $10,816      $10,135       4.32%        0.73%
         May-99      $10,534         $10,434      $10,135      -3.53%        0.00%
         Jun-99      $11,000         $10,953      $10,135       4.98%        0.00%
         Jul-99      $10,866         $10,908      $10,165      -0.41%        0.30%
         Aug-99      $10,746         $10,895      $10,190      -0.12%        0.24%
         Sep-99      $10,548         $10,778      $10,239      -1.08%        0.48%
         Oct-99      $10,852         $11,324      $10,257       5.06%        0.18%
         Nov-99      $11,509         $11,676      $10,263       3.11%        0.06%
         DEC-99      $12,231         $12,648      $10,263       8.33%        0.00%


CLASS B
--------------------------------------------------------------------------------
1-Year                                                                   22.31%

Since Inception (1/1/99)                                                 22.31%

                          CLASS C (5/1/95 - 12/31/99)
                                  [LINE CHART]

This graph compares the performance of Templeton Global Opportunities Trust - Class C, as tracked by the growth in value of a $10,000 investment, to that of the MSCI AC World Free Index* and the CPI* from 5/1/95-12/31/99.


              TEMPLETON
               GLOBAL       MSCI AC             MSCI AC                                           MSCI AC    CONSUMER
            OPPORTUNITIES   WORLD               WORLD                                MS WORLD     WORLD      PRICE
               TRUST -      FREE    INFLATION   FREE        CPI                       WGROSS      FREE       INDEX
               CLASS C      INDEX     (CPI)     INDEX      INDEX                     DIV GD$      $GT        NSA
     5/1/95     $9,903      $10,000   $10,000
     May-95    $10,275      $10,110   $10,020    1.10%      0.20%      May 95          0.87         1.1      0.20
     Jun-95    $10,533      $10,113   $10,040    0.02%      0.20%      Jun 95         -0.01        0.02      0.20
     Jul-95    $10,969      $10,602   $10,040    4.84%      0.00%      Jul 95          5.02        4.84      0.00
     Aug-95    $10,679      $10,370   $10,067   -2.19%      0.27%      Aug 95         -2.21       -2.19      0.26
     Sep-95    $10,953      $10,655   $10,086    2.75%      0.19%      Sep 95          2.93        2.75      0.20
     Oct-95    $10,452      $10,477   $10,119   -1.67%      0.33%      Oct 95         -1.56       -1.67      0.33
     Nov-95    $10,517      $10,807   $10,112    3.15%     -0.07%      Nov 95          3.49        3.15     -0.07
     Dec-95    $10,639      $11,132   $10,105    3.01%     -0.07%      Dec 95          2.94        3.01     -0.07
     Jan-96    $11,174      $11,379   $10,164    2.22%      0.59%      Jan 96          1.83        2.22      0.59
     Feb-96    $11,346      $11,427   $10,197    0.42%      0.32%      Feb 96          0.63        0.42      0.32
     Mar-96    $11,467      $11,603   $10,250    1.54%      0.52%      Mar 96          1.68        1.54      0.52
     Apr-96    $11,864      $11,886   $10,289    2.44%      0.38%      Apr 96          2.37        2.44      0.39
     May-96    $12,020      $11,898   $10,309    0.10%      0.19%      May 96           0.1         0.1      0.19
     Jun-96    $11,916      $11,964   $10,316    0.55%      0.06%      Jun 96          0.52        0.55      0.06
     Jul-96    $11,329      $11,517   $10,335   -3.73%      0.19%      Jul 96         -3.52       -3.73      0.19
     Aug-96    $11,718      $11,659   $10,355    1.23%      0.19%      Aug 96          1.17        1.23      0.19
     Sep-96    $12,063      $12,089   $10,388    3.69%      0.32%      Sep 96          3.93        3.69      0.32
     Oct-96    $12,236      $12,138   $10,421    0.40%      0.32%      Oct 96          0.72         0.4      0.32
     Nov-96    $12,945      $12,787   $10,441    5.35%      0.19%      Nov 96          5.62        5.35      0.19
     Dec-96    $13,116      $12,601   $10,441   -1.45%      0.00%      Dec 96         -1.58       -1.45         0
     Jan-97    $13,658      $12,813   $10,473    1.68%      0.31%      Jan 97          1.22        1.68      0.32
     Feb-97    $13,858      $12,987   $10,505    1.36%      0.30%      Feb 97          1.17        1.36      0.31
     Mar-97    $13,775      $12,728   $10,531   -2.00%      0.25%      Mar 97         -1.96          -2      0.25
     Apr-97    $14,024      $13,136   $10,544    3.21%      0.12%      Apr 97          3.29        3.21      0.12
     May-97    $14,855      $13,920   $10,537    5.97%     -0.06%      May 97          6.19        5.97     -0.06
     Jun-97    $15,390      $14,633   $10,550    5.12%      0.12%      Jun 97             5        5.12      0.12
     Jul-97    $16,110      $15,294   $10,563    4.52%      0.12%      Jul 97          4.62        4.52      0.12
     Aug-97    $15,390      $14,221   $10,583   -7.02%      0.19%      Aug 97         -6.67       -7.02      0.19
     Sep-97    $16,544      $14,980   $10,609    5.33%      0.25%      Sep 97          5.45        5.33      0.25
     Oct-97    $15,215      $14,088   $10,636   -5.95%      0.25%      Oct 97         -5.25       -5.95      0.25
     Nov-97    $15,012      $14,303   $10,629    1.53%     -0.06%      Nov 97          1.79        1.53     -0.06
     Dec-97    $14,919      $14,491   $10,617    1.31%     -0.12%      Dec 97          1.23        1.31     -0.12
     Jan-98    $14,535      $14,810   $10,636    2.20%      0.18%      Jan 98           2.8         2.2      0.19
     Feb-98    $15,302      $15,823   $10,657    6.84%      0.20%      Feb 98          6.78        6.84      0.19
     Mar-98    $16,032      $16,498   $10,678    4.27%      0.20%      Mar 98          4.24        4.27      0.19
     Apr-98    $16,202      $16,653   $10,697    0.94%      0.18%      Apr 98          0.99        0.94      0.18
     May-98    $15,641      $16,337   $10,717   -1.90%      0.18%      May 98         -1.24        -1.9      0.18
     Jun-98    $15,540      $16,631   $10,730    1.80%      0.12%      Jun 98          2.39         1.8      0.12
     Jul-98    $15,721      $16,637   $10,742    0.03%      0.12%      Jul 98         -0.15        0.03      0.12
     Aug-98    $13,194      $14,306   $10,755  -14.01%      0.12%      Aug 98        -13.32      -14.01      0.12
     Sep-98    $13,084      $14,590   $10,768    1.99%      0.12%      Sep 98          1.79        1.99      0.12
     Oct-98    $13,906      $15,923   $10,794    9.13%      0.24%      Oct 98          9.06        9.13      0.24
     Nov-98    $14,638      $16,890   $10,794    6.07%      0.00%      Nov 98          5.96        6.07      0.00
     Dec-98    $14,725      $17,674   $10,788    4.64%     -0.06%      Dec 98           4.9        4.64     -0.06
     Jan-99    $14,614      $18,035   $10,814    2.04%      0.24%      Jan 99           2.2        2.04      0.24
     Feb-99    $14,218      $17,582   $10,825   -2.51%      0.10%      Feb 99         -2.65       -2.51      0.12
     Mar-99    $15,173      $18,373   $10,858    4.50%      0.30%      Mar 99          4.18         4.5      0.30
     Apr-99    $16,222      $19,167   $10,937    4.32%      0.73%      Apr 99          3.96        4.32      0.73
     May-99    $15,519      $18,489   $10,937   -3.53%      0.00%      May 99         -3.64       -3.53      0.00
     Jun-99    $16,201      $19,410   $10,937    4.98%      0.00%      Jun 99          4.68        4.98      0.00
     Jul-99    $16,002      $19,330   $10,969   -0.41%      0.30%      Jul 99         -0.29       -0.41      0.30
     Aug-99    $15,824      $19,307   $10,996   -0.12%      0.24%      Aug 99         -0.16       -0.12      0.24
     Sep-99    $15,540      $19,099   $11,048   -1.08%      0.48%      Sep 99         -0.96       -1.08      0.48
     Oct-99    $15,981      $20,066   $11,068    5.06%      0.18%      Oct 99          5.21        5.06      0.18
     Nov-99    $16,946      $20,690   $11,075    3.11%      0.06%      Nov 99          2.83        3.11      0.06
     DEC-99    $18,595      $22,414   $11,075    8.33%      0.00%      Dec 99          8.11        8.33      0.00

*Sources: MSCI(R) and Standard & Poor's(R) Micropal.



AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   24.00%

3-Year                                                                   11.96%

Since Inception (5/1/95)                                                 14.20%



*Sources: MSCI(R) and Standard & Poor's(R) Micropal.

              Past performance does not guarantee future results.            10

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights

                                                                                       CLASS A
                                                               --------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
                                                                1999+        1998        1997        1996        1995
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................      $14.63      $15.32      $14.62      $12.57      $11.84
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .25         .39         .38         .30         .16
 Net realized and unrealized gains (losses)................        3.53        (.48)       1.70        2.69        1.33
                                                               --------------------------------------------------------
Total from investment operations...........................        3.78        (.09)       2.08        2.99        1.49
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.34)       (.32)       (.37)       (.30)       (.16)
 In excess of net investment income........................          --          --          --        (.06)         --
 Net realized gains........................................        (.95)       (.28)      (1.01)       (.58)       (.60)
                                                               --------------------------------------------------------
Total distributions........................................       (1.29)       (.60)      (1.38)       (.94)       (.76)
                                                               --------------------------------------------------------
Net asset value, end of year...............................      $17.12      $14.63      $15.32      $14.62      $12.57
                                                               ========================================================
Total Return*..............................................      27.17%      (.61)%      14.53%      24.19%      12.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $682,277    $656,108    $786,219    $634,478    $510,777
Ratios to average net assets:
 Expenses..................................................       1.42%       1.41%       1.37%       1.45%       1.52%
 Net investment income.....................................       1.61%       2.38%       2.30%       2.10%       1.19%
Portfolio turnover rate....................................      48.46%       3.09%      26.21%      18.54%      15.54%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                        CLASS B
                                                                   ------------------
                                                                       YEAR ENDED
                                                                   DECEMBER 31, 1999+
                                                                   ------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................             $14.63
                                                                         ------
Income from investment operations:
 Net investment income......................................                .08
 Net realized and unrealized gains..........................               3.58
                                                                         ------
Total from investment operations............................               3.66
                                                                         ------
Less distributions from:
 Net investment income......................................               (.30)
 Net realized gains.........................................               (.95)
                                                                         ------
Total distributions.........................................              (1.25)
                                                                         ------
Net asset value, end of year................................             $17.04
                                                                         ======
Total Return*...............................................             26.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................               $346
Ratios to average net assets:
 Expenses...................................................              2.20%
 Net investment income......................................               .52%
Portfolio turnover rate.....................................             48.46%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
 12

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (continued)

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                              1999++        1998         1997         1996        1995+
                                                              ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year........................     $14.50       $15.17       $14.52       $12.53      $12.26
                                                              ----------------------------------------------------------
Income from investment operations:
 Net investment income....................................        .13          .24          .18          .24         .02
 Net realized and unrealized gains (losses)...............       3.50         (.43)        1.77         2.63         .88
                                                              ----------------------------------------------------------
Total from investment operations..........................       3.63         (.19)        1.95         2.87         .90
                                                              ----------------------------------------------------------
Less distributions from:
 Net investment income....................................       (.22)        (.20)        (.29)        (.24)       (.12)
 In excess of net investment income.......................         --           --           --         (.06)         --
 Net realized gains.......................................       (.95)        (.28)       (1.01)        (.58)       (.51)
                                                              ----------------------------------------------------------
Total distributions.......................................      (1.17)        (.48)       (1.30)        (.88)       (.63)
                                                              ----------------------------------------------------------
Net asset value, end of year..............................     $16.96       $14.50       $15.17       $14.52      $12.53
                                                              ==========================================================
Total Return*.............................................     26.28%      (1.29)%       13.74%       23.28%       7.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................    $32,410      $33,423      $38,627      $11,622      $2,264
Ratios to average net assets:
 Expenses.................................................      2.16%        2.16%        2.12%        2.20%       2.22%**
 Net investment income (loss).............................       .87%        1.62%         .93%        1.12%      (.01)%**
Portfolio turnover rate...................................     48.46%        3.09%       26.21%       18.54%      15.54%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS 92.3%
AEROSPACE & MILITARY TECHNOLOGY .5%
BAE Systems PLC.............................................    United Kingdom         530,150     $  3,508,516
                                                                                                   ------------
APPLIANCES & HOUSEHOLD DURABLES 2.1%
Sony Corp. .................................................        Japan               51,400       15,241,180
                                                                                                   ------------
AUTOMOBILES 1.0%
Autoliv Inc., SDR...........................................        Sweden             202,500        5,928,571
Volvo AB, B.................................................        Sweden              39,700        1,026,925
                                                                                                   ------------
                                                                                                      6,955,496
                                                                                                   ------------
BANKING 7.3%
Australia & New Zealand Banking Group Ltd. .................      Australia            803,200        5,843,017
*Banca Nazionale del Lavoro SpA.............................        Italy            2,011,800        6,683,721
Banco Popular Espanol SA....................................        Spain              130,600        8,513,390
BPI Socieda de Gestora de Participacoes Socias SA...........       Portugal            586,500        2,497,629
Foreningssparbanken AB, A...................................        Sweden             898,750       13,209,142
Svenska Handelsbanken, A....................................        Sweden             720,700        9,067,008
Union Bank of Norway, Primary Capital Cert. ................        Norway             116,500        2,704,737
Union Bank of Norway, Primary Capital Cert., 144A...........        Norway             163,500        3,795,918
                                                                                                   ------------
                                                                                                     52,314,562
                                                                                                   ------------
BROADCASTING & PUBLISHING 2.0%
*Gartner Group Inc., B......................................    United States          348,900        4,819,181
Wolters Kluwer NV...........................................     Netherlands           274,900        9,298,943
                                                                                                   ------------
                                                                                                     14,118,124
                                                                                                   ------------
BUSINESS & PUBLIC SERVICES 1.4%
Kurita Water Industries Ltd. ...............................        Japan              434,000        6,897,451
Laidlaw Inc. ...............................................        Canada             559,900        2,923,608
                                                                                                   ------------
                                                                                                      9,821,059
                                                                                                   ------------
CHEMICALS 4.1%
Akzo Nobel NV...............................................     Netherlands           135,100        6,773,362
*Clariant AG................................................     Switzerland            23,000       10,962,009
Imperial Chemical Industries PLC............................    United Kingdom         536,600        5,688,860
Lyondell Chemical Co. ......................................    United States          454,500        5,794,875
                                                                                                   ------------
                                                                                                     29,219,106
                                                                                                   ------------
CONSTRUCTION & HOUSING .7%
Fletcher Challenge Building Ltd. ...........................     New Zealand         3,547,000        5,226,315
                                                                                                   ------------
DATA PROCESSING & REPRODUCTION 2.6%
*3Com Corp. ................................................    United States          275,500       12,948,500
*Newbridge Networks Corp. ..................................        Canada             238,900        5,390,181
                                                                                                   ------------
                                                                                                     18,338,681
                                                                                                   ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL & ELECTRONICS 7.2%
Alcatel SA, ADR.............................................        France             248,297     $ 11,173,365
Hitachi Ltd. ...............................................        Japan              756,000       12,133,288
Koninklijke Philips Electronics NV..........................     Netherlands           115,900       15,752,039
Marconi PLC.................................................    United Kingdom         532,600        9,416,494
Motorola Inc. ..............................................    United States           10,000        1,472,500
*Thomson Multimedia.........................................        France              23,200        1,249,572
                                                                                                   ------------
                                                                                                     51,197,258
                                                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS 3.0%
*Agilent Technologies Inc. .................................    United States           86,800        6,710,725
Intel Corp. ................................................    United States          179,200       14,750,400
                                                                                                   ------------
                                                                                                     21,461,125
                                                                                                   ------------
ENERGY SOURCES 2.5%
Amerada Hess Corp. .........................................    United States           50,000        2,837,500
Repsol SA...................................................        Spain               75,000        1,738,146
Total Fina SA, B............................................        France              75,170       10,027,207
Valero Energy Corp., new....................................    United States          161,400        3,207,825
                                                                                                   ------------
                                                                                                     17,810,678
                                                                                                   ------------
FINANCIAL SERVICES 4.7%
Fannie Mae..................................................    United States          205,300       12,818,419
Merrill Lynch & Co. Inc. ...................................    United States           20,000        1,670,000
Mutual Risk Management Ltd. ................................       Bermuda             345,200        5,803,675
Nomura Securities Co. Ltd. .................................        Japan              725,000       13,090,228
                                                                                                   ------------
                                                                                                     33,382,322
                                                                                                   ------------
FOREST PRODUCTS & PAPER 1.7%
*Asia Pulp & Paper Co. Ltd., ADR............................      Indonesia             84,000          661,500
Assidoman AB................................................        Sweden              65,770        1,071,034
Assidoman AB................................................        Sweden             219,200        3,569,571
Carter Holt Harvey Ltd. ....................................     New Zealand         2,878,890        3,760,541
*Empaques Ponderosa SA de CV, B.............................        Mexico           3,000,000        1,440,633
*Fletcher Challenge Ltd. Forestry Division..................     New Zealand         4,345,752        1,748,401
                                                                                                   ------------
                                                                                                     12,251,680
                                                                                                   ------------
HEALTH & PERSONAL CARE 3.2%
Astrazeneca PLC, fgn. ......................................    United Kingdom         125,533        5,313,566
*Elan Corp. PLC, ADR........................................    Irish Republic         285,300        8,416,350
Medeva PLC..................................................    United Kingdom         988,516        2,811,688
Nycomed Amersham PLC........................................    United Kingdom       1,087,900        6,776,036
                                                                                                   ------------
                                                                                                     23,317,640
                                                                                                   ------------
INDUSTRIAL COMPONENTS .7%
Yamato Kogyo Co. Ltd. ......................................        Japan            1,107,000        4,994,148
                                                                                                   ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 9.0%
Ace Ltd. ...................................................       Bermuda             288,300     $  4,811,006
Allstate Corp. .............................................    United States          245,700        5,896,800
American International Group Inc. ..........................    United States          131,225       14,188,703
Istituto Nazionale Delle Assicurazioni SpA..................        Italy            3,062,234        8,144,994
Muenchener Rueckversicherungs-Gesellschaft..................       Germany              48,500       12,353,267
Presidential Life Corp. ....................................    United States          349,900        6,429,412
XL Capital Ltd., A..........................................       Bermuda              95,000        4,928,125
Zurich Allied PLC...........................................    United Kingdom         674,000        7,995,152
                                                                                                   ------------
                                                                                                     64,747,459
                                                                                                   ------------
LEISURE & TOURISM 2.5%
*Amadeus Global Travel Distribution SA, 144A................        Spain            1,152,600       18,275,899
                                                                                                   ------------
MACHINERY & ENGINEERING 3.0%
IHC Caland NV...............................................     Netherlands           271,500        9,908,260
Invensys PLC................................................    United Kingdom         505,128        2,718,419
*Metso OYJ, ADR.............................................       Finland             359,539        4,853,776
VA Technologie AG, 144A, Br. ...............................       Austria              57,300        3,778,466
                                                                                                   ------------
                                                                                                     21,258,921
                                                                                                   ------------
MERCHANDISING 2.6%
*BJ's Wholesale Club Inc. ..................................    United States          261,300        9,537,450
*Cifra SA de CV, V..........................................        Mexico             627,753        1,258,819
Marks & Spencer PLC.........................................    United Kingdom       1,669,400        7,938,668
                                                                                                   ------------
                                                                                                     18,734,937
                                                                                                   ------------
METALS & MINING 1.0%
Boehler Uddeholm AG, 144A...................................       Austria              58,500        2,697,372
*Ucar International Inc. ...................................    United States          255,000        4,542,188
                                                                                                   ------------
                                                                                                      7,239,560
                                                                                                   ------------
MULTI-INDUSTRY .4%
Jardine Strategic Holdings Ltd. ............................      Hong Kong          1,656,137        3,295,713
                                                                                                   ------------
REAL ESTATE .2%
Unione Immobiliare SpA......................................        Italy            3,062,234        1,421,212
                                                                                                   ------------
RECREATION & OTHER CONSUMER GOODS .8%
Yue Yuen Industrial (Holdings) Ltd. ........................      Hong Kong          2,289,600        5,478,428
                                                                                                   ------------
TELECOMMUNICATIONS 19.8%
Korea Telecom Corp., ADR....................................     South Korea           239,975       17,938,131
Lucent Technologies Inc. ...................................    United States          148,700       11,124,619
Nippon Telegraph & Telephone Corp. .........................        Japan                  742       12,707,344
Nokia Corp., A..............................................       Finland             132,000       23,920,266
Nortel Networks Corp. ......................................        Canada              18,000        1,818,000
Philippine Long Distance Telephone Co., GDR.................     Philippines           105,000        5,000,625

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS (CONT.)
Smartone Telecommunications Holdings Ltd. ..................      Hong Kong          1,262,000     $  6,087,991
Telecom Italia SpA, di Risp.................................        Italy            1,589,150        9,685,608
Telecomunicacoes Brasileiras SA, (Telebras), ADR............        Brazil             126,000       16,191,000
Telefonica de Argentina SA, ADR.............................      Argentina            258,914        7,993,970
Telefonica del Peru SA, ADR.................................         Peru               72,600          971,025
*Telefonica SA..............................................        Spain              494,200       12,338,830
Telefonos de Mexico SA (Telmex), L, ADR.....................        Mexico             122,550       13,786,875
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India               77,600        1,908,960
                                                                                                   ------------
                                                                                                    141,473,244
                                                                                                   ------------
TRANSPORTATION 2.3%
Air New Zealand Ltd., B.....................................     New Zealand         1,174,000        1,717,558
Airborne Freight Corp. .....................................    United States          233,300        5,132,600
Canadian National Railway Co. ..............................        Canada             217,300        5,740,964
Mayne Nickless Ltd., A......................................      Australia          1,572,500        4,057,119
                                                                                                   ------------
                                                                                                     16,648,241
                                                                                                   ------------
UTILITIES ELECTRICAL & GAS 6.0%
British Energy Ltd., 144A...................................    United Kingdom         854,252        4,918,262
Centrais Eletricas Brasileiras SA (Electrobras).............        Brazil         221,672,500        4,848,204
CLP Holdings Ltd. ..........................................      Hong Kong          1,972,500        9,084,132
Iberdrola SA, Br. ..........................................        Spain              683,100        9,462,857
National Power PLC..........................................    United Kingdom         984,000        5,661,296
Veba AG.....................................................       Germany             178,100        8,696,114
                                                                                                   ------------
                                                                                                     42,670,865
                                                                                                   ------------
TOTAL COMMON STOCKS (COST $471,414,061).....................                                        660,402,369
                                                                                                   ------------
PREFERRED STOCKS 3.7%
Banco Bradesco SA, pfd. ....................................        Brazil         474,287,100        3,720,259
*Banco Bradesco SA, pfd., rts., 2/09/00.....................        Brazil          30,797,402          122,235
National Australia Bank Ltd., 7.875%, cvt. pfd. ............      Australia            148,908        4,113,583
Petroleo Brasileiro SA, pfd. ...............................        Brazil          39,205,300        9,983,082
Cia Vale do Rio Doce, ADR, pfd., A..........................        Brazil             307,900        8,522,004
                                                                                                   ------------
TOTAL PREFERRED STOCKS (COST $21,043,900)...................                                         26,461,163
                                                                                                   ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $492,457,961).............................................                                        686,863,532
                                                                                                   ------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**          VALUE
---------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENT (COST $28,998,000) 4.1%
Deutsche Bank AG, 3.15%, 1/03/00, (Maturity Value
  $29,005,612)
  Collateralized by U.S. Treasury Notes and Bonds...........    United States     $ 28,998,000     $ 28,998,000
                                                                                                   ------------
TOTAL INVESTMENTS (COST $521,455,961) 100.1%................                                        715,861,532
OTHER ASSETS, LESS LIABILITIES (.1%)........................                                           (829,039)
                                                                                                   ------------
TOTAL NET ASSETS 100.0%.....................................                                       $715,032,493
                                                                                                   ============

*Non-income producing.
**Securities denominated in U.S. dollars.
(a)At December 31, 1999, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 18

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
 Investments in securities, at value (cost $492,457,961)....    $686,863,532
 Repurchase agreement, at value and cost....................      28,998,000
 Cash.......................................................           1,024
 Receivables:
  Investment securities sold................................         649,141
  Fund shares sold..........................................         213,592
  Dividends and interest....................................       1,170,997
                                                                ------------
      Total assets..........................................     717,896,286
                                                                ------------
Liabilities:
 Payables:
  Fund shares redeemed......................................       1,593,721
  To affiliates.............................................         969,323
 Accrued expenses...........................................         300,749
                                                                ------------
      Total liabilities.....................................       2,863,793
                                                                ------------
Net assets, at value........................................    $715,032,493
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  1,373,998
 Net unrealized appreciation................................     194,405,571
 Accumulated net realized gain..............................      52,285,659
 Beneficial shares..........................................     466,967,265
                                                                ------------
Net assets, at value........................................    $715,032,493
                                                                ============
CLASS A:
 Net asset value per share ($682,276,947 / 39,859,911 shares
   outstanding).............................................          $17.12
                                                                ============
 Maximum offering price per share ($17.12 / 94.25%).........          $18.16
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($345,687 / 20,289 shares outstanding)*...................          $17.04
                                                                ============
CLASS C:
 Net asset value per share ($32,409,859 / 1,911,034 shares
  outstanding)*.............................................          $16.96
                                                                ============
 Maximum offering price per share ($16.96 / 99.00%).........          $17.13
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment Income:
 (net of foreign taxes of $1,380,771)
 Dividends..................................................    $14,245,861
 Interest...................................................      5,877,377
                                                                -----------
      Total investment income...............................                   $ 20,123,238
Expenses:
 Management fees (Note 3)...................................      5,308,536
 Administrative fees (Note 3)...............................        925,815
 Distribution fees (Note 3)
  Class A...................................................      1,587,529
  Class B...................................................          1,324
  Class C...................................................        283,830
 Transfer agent fees (Note 3)...............................        971,300
 Custodian fees.............................................        180,200
 Reports to shareholders....................................        148,000
 Registration and filing fees...............................         74,500
 Professional fees..........................................         54,800
 Trustees' fees and expenses................................        124,900
 Other......................................................          2,126
                                                                -----------
      Total expenses........................................                      9,662,860
                                                                               ------------
            Net investment income...........................                     10,460,378
                                                                               ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     75,478,255
  Foreign currency transactions.............................        783,299
                                                                -----------
      Net realized gain.....................................                     76,261,554
      Net unrealized appreciation on investments............                     79,455,100
                                                                               ------------
Net realized and unrealized gain............................                    155,716,654
                                                                               ------------
Net increase in net assets resulting from operations........                   $166,177,032
                                                                               ============

                       See Notes to Financial Statements.
 20

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    1999               1998
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $ 10,460,378       $  18,259,791
  Net realized gain from investments and foreign currency
   transactions.............................................      76,261,554          16,210,598
  Net unrealized appreciation (depreciation) on
   investments..............................................      79,455,100         (36,288,088)
                                                                --------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     166,177,032          (1,817,699)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................     (13,157,053)        (14,111,066)
   Class B..................................................          (3,717)                 --
   Class C..................................................        (399,045)           (458,589)
  Net realized gains:
   Class A..................................................     (37,386,240)        (14,629,485)
   Class B..................................................         (10,644)                 --
   Class C..................................................      (1,752,217)           (723,508)

 Beneficial share transactions (Note 2):
   Class A..................................................     (82,689,462)       (100,213,697)
   Class B..................................................         313,862                  --
   Class C..................................................      (5,590,927)         (3,361,227)
                                                                --------------------------------
    Net increase (decrease) in net assets...................      25,501,589        (135,315,271)

Net assets:
 Beginning of year..........................................     689,530,904         824,846,175
                                                                --------------------------------
 End of year................................................    $715,032,493       $ 689,530,904
                                                                ================================

Undistributed net investment income included in net assets:
 End of year................................................    $  1,373,998       $   3,690,136
                                                                ================================

                       See Notes to Financial Statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade, and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                    1999                                   1998
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT                SHARES          AMOUNT
                                                          -------------------------------------------------------------
CLASS A SHARES:
Shares sold..........................................   107,472,584    $ 1,653,635,717          31,019,020    $ 466,421,039
Shares issued on reinvestment of distributions.......     2,930,631         44,280,755           1,692,945       25,243,069
Shares redeemed......................................  (115,377,897)    (1,780,605,934)        (39,210,265)    (591,877,805)
                                                       --------------------------------------------------------------------
Net decrease.........................................    (4,974,682)   $   (82,689,462)         (6,498,300)   $(100,213,697)
                                                       ====================================================================

                                                                 YEAR ENDED
                                                       -------------------------------
                                                             DECEMBER 31, 1999+
                                                       -------------------------------
                                                          SHARES           AMOUNT
                                                          -----------------------
CLASS B SHARES:
Shares sold..........................................        19,690    $       304,278
Shares issued on reinvestment of distributions.......           797             12,651
Shares redeemed......................................          (198)            (3,067)
                                                       -------------------------------
Net increase.........................................        20,289    $       313,862
                                                       ===============================

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                             YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                                                                    1999                                   1998
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT                SHARES          AMOUNT
                                                          -------------------------------------------------------------
CLASS C SHARES:
Shares sold..........................................     2,423,547    $    37,175,846             660,394    $   9,995,284
Shares issued on reinvestment of distributions.......       132,511          1,963,319              70,768        1,054,025
Shares redeemed......................................    (2,949,836)       (44,730,092)           (972,334)     (14,410,536)
                                                       --------------------------------------------------------------------
Net decrease.........................................      (393,778)   $    (5,590,927)           (241,172)   $  (3,361,227)
                                                       ====================================================================

+Effective date of Class B Shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.80% per year of the average daily net assets of the fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1999, unreimbursed costs were $2,057,148. Distributors received net commissions from sales of fund shares and received contingent deferred sales charges for the period of $16,338 and $20,169, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (continued)

4. INCOME TAXES (CONT.)
At December 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $521,551,797 was as follows:

Unrealized appreciation.....................................  $235,717,644
Unrealized depreciation.....................................   (41,407,909)
                                                              ------------
Net unrealized appreciation.................................  $194,309,735
                                                              ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999 aggregated $314,435,240 and $278,111,586, respectively.

6. CREDIT FACILITY

Certain Franklin Templeton Funds, including Templeton Global Opportunities Trust, are participants in a $750 million senior unsecured credit agreement for temporary borrowing purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Trust had not utilized this credit facility.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INDEPENDENT AUDITOR'S REPORT
To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust at December 31, 1999, and the results of it operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended December 31, 1998, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated January 28,1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 28, 2000

TEMPLETON GLOBAL OPPORTUNITIES TRUST
CHANGE IN INDEPENDENT AUDITOR'S REPORT
To the Board of Directors and Shareholders

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the December 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On October 21, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $71,713,240 as a capital gain dividend for the fiscal year ended December 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 5.73% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1999.

At December 31, 1999, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation (continued)

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B and Class C shareholders in December 1999.

                                      CLASS A                               CLASS B                     CLASS C
                         ------------------------------------------------------------------------------------------
                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX
       COUNTRY           PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE
-------------------------------------------------------------------------------------------------------------------
Argentina............       $ 0.0000           $ 0.0055           $ 0.0000           $ 0.0049           $ 0.0000
Australia............         0.0011             0.0153             0.0011             0.0137             0.0011
Austria..............         0.0010             0.0043             0.0010             0.0039             0.0010
Bermuda..............         0.0000             0.0020             0.0000             0.0018             0.0000
Brazil...............         0.0048             0.0275             0.0048             0.0247             0.0048
Canada...............         0.0005             0.0020             0.0005             0.0018             0.0005
China................         0.0000             0.0016             0.0000             0.0014             0.0000
Colombia.............         0.0000             0.0002             0.0000             0.0001             0.0000
Finland..............         0.0015             0.0064             0.0015             0.0058             0.0015
France...............         0.0017             0.0087             0.0017             0.0078             0.0017
Germany..............         0.0001             0.0004             0.0001             0.0004             0.0001
Hong Kong............         0.0000             0.0148             0.0000             0.0134             0.0000
India................         0.0000            (0.0001)            0.0000            (0.0001)            0.0000
Italy................         0.0017             0.0076             0.0017             0.0069             0.0017
Mexico...............         0.0005             0.0044             0.0005             0.0040             0.0005
Netherlands..........         0.0020             0.0177             0.0020             0.0159             0.0020
New Zealand..........         0.0022             0.0092             0.0022             0.0083             0.0022
Norway...............         0.0032             0.0134             0.0032             0.0121             0.0032
Peru.................         0.0000             0.0010             0.0000             0.0010             0.0000
Philippines..........         0.0016             0.0069             0.0016             0.0062             0.0016
Portugal.............         0.0003             0.0011             0.0003             0.0010             0.0003
Spain................         0.0022             0.0111             0.0022             0.0101             0.0022
Sweden...............         0.0032             0.0174             0.0032             0.0157             0.0032
Switzerland..........         0.0010             0.0043             0.0010             0.0039             0.0010
United Kingdom.......         0.0050             0.0465             0.0050             0.0419             0.0050
                         ------------------------------------------------------------------------------------------
TOTAL................       $ 0.0336           $ 0.2292           $ 0.0336           $ 0.2066           $ 0.0336
                         ==========================================================================================

                           CLASS C
                       ----------------
                        FOREIGN SOURCE
       COUNTRY         INCOME PER SHARE
---------------------------------------
Argentina............      $ 0.0038
Australia............        0.0107
Austria..............        0.0030
Bermuda..............        0.0014
Brazil...............        0.0192
Canada...............        0.0014
China................        0.0011
Colombia.............        0.0001
Finland..............        0.0045
France...............        0.0061
Germany..............        0.0003
Hong Kong............        0.0104
India................       (0.0001)
Italy................        0.0053
Mexico...............        0.0031
Netherlands..........        0.0123
New Zealand..........        0.0064
Norway...............        0.0094
Peru.................        0.0007
Philippines..........        0.0048
Portugal.............        0.0008
Spain................        0.0078
Sweden...............        0.0122
Switzerland..........        0.0030
United Kingdom.......        0.0325
                           --------
TOTAL................      $ 0.1602
                           ========

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

ANNUAL REPORT

AUDITORS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

PRINCIPAL UNDERWRITER

Franklin/Templeton Distributors, Inc.

1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

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